Equity accounted investees - Joint venture (Details) - USD ($)				12 Months Ended
	Sep. 30, 2025	Nov. 30, 2024	Aug. 12, 2020	Sep. 30, 2024
Arqit Limited
Disclosure of joint ventures [line items]
Percentage of ownership interest in subsidiary	100.00%
Quantum Keep Limited
Disclosure of joint ventures [line items]
Ownership interest in joint venture		50.00%	50.00%
Impairment loss				$ 30,000